Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments	The following table lists the derivative financial instruments held by us as of March 31, 2021 and December 31, 2020, which are included in security deposits, prepaid rent and other liabilities in our accompanying condensed consolidated balance sheets:

					Fair Value
Instrument	Notional Amount	Index	Interest Rate	Maturity Date	March 31, 2021	December 31, 2020
Swap	$139,500,000	one month LIBOR	2.49%	11/19/21	$(2,108,000)	$(2,915,000)
Swap	58,800,000	one month LIBOR	2.49%	11/19/21	(888,000)	(1,229,000)
Swap	45,000,000	one month LIBOR	0.20%	11/19/21	(20,000)	(27,000)
Swap	36,700,000	one month LIBOR	2.49%	11/19/21	(554,000)	(766,000)
Swap	15,000,000	one month LIBOR	2.53%	11/19/21	(230,000)	(318,000)

	$295,000,000				$(3,800,000)	$(5,255,000)

December 31, 2020 and 2019, which are included in security deposits, prepaid rent and other liabilities in our accompanying consolidated balance sheets:

					Fair Value
					December 31,
Instrument	Notional Amount	Index	Interest Rate	Maturity Date	2020	2019
Swap	$139,500,000	one month LIBOR	2.49%	11/19/21	$(2,915,000)	$(2,441,000)
Swap	58,800,000	one month LIBOR	2.49%	11/19/21	(1,229,000)	(1,029,000)
Swap	45,000,000	one month LIBOR	0.20%	11/19/21	(27,000)	—
Swap	36,700,000	one month LIBOR	2.49%	11/19/21	(766,000)	(642,000)
Swap	15,000,000	one month LIBOR	2.53%	11/19/21	(318,000)	(273,000)

	$295,000,000				$(5,255,000)	$(4,385,000)